Property and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Business Combination		R$ 5,281
Property and equipment	R$ 167,547	188,019
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Business Combination		6,464
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Business Combination		(1,183)
Historical cost | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	211,370	222,865
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	(43,823)	R$ (34,846)
Furniture and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate		10.00%
Property and equipment	25,138	R$ 21,532
Furniture and Equipment | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Business Combination		6,464
Furniture and Equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Business Combination		(1,183)
Furniture and Equipment | Historical cost | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	35,508	23,601
Furniture and Equipment | Accumulated depreciation | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	(10,370)	R$ (2,069)
Communication and network equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate		20.00%
Property and equipment	3,543	R$ 15,624
Communication and network equipment [member] | Historical cost | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	16,907	15,636
Communication and network equipment [member] | Accumulated depreciation | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	(13,364)	(12)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	2,020	1,794
Construction in progress [member] | Historical cost | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	2,020	1,794
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	108,680	136,771
Right-of-use assets [member] | Historical cost | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	117,873	144,387
Right-of-use assets [member] | Accumulated depreciation | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	R$ (9,193)	R$ (7,616)
Right-of-use assets [member] | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate	4.00%	4.00%
Right-of-use assets [member] | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate	10.00%	10.00%
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate		4.00%
Property and equipment	R$ 28,166	R$ 12,298
Buildings [member] | Historical cost | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	39,062	37,447
Buildings [member] | Accumulated depreciation | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	R$ (10,896)	R$ (25,149)